UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Keel Capital Management, LLC
Address: 2 Stamford Landing, Suite 220
         68 Southfield Ave.
         Stamford, CT  06902

13F File Number:  28-11904

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JoAnn V. Robinson
Title:     Chief Compliance Officer
Phone:     203 388-2905

Signature, Place, and Date of Signing:

       /s/   JoAnn V. Robinson     Stamford, CT     February 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $78,805 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204     3123   173710 SH       SOLE                   173710        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101     2868    54000 SH       SOLE                    54000        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     4306    95220 SH       SOLE                    95220        0        0
AMERICAN TOWER CORP            CL A             029912201     4606   123564 SH       SOLE                   123564        0        0
APPLE COMPUTER INC             COM              037833100     3018    35570 SH       SOLE                    35570        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1681    59010 SH       SOLE                    59010        0        0
CISCO SYS INC                  COM              17275R102      407    14900 SH       SOLE                    14900        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     3463   124070 SH       SOLE                   124070        0        0
COGENT COMM GROUP INC          COM NEW          19239V302     1739   107190 SH       SOLE                   107190        0        0
DIVX INC                       COM              255413106      692    30000 SH       SOLE                    30000        0        0
DOLBY LABORATORIES INC         COM              25659T107      931    30000 SH       SOLE                    30000        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     3512    92350 SH       SOLE                    92350        0        0
EQUINIX INC                    COM NEW          29444U502     3374    44620 SH       SOLE                    44620        0        0
FIRST DATA CORP                COM              319963104     2157    84520 SH       SOLE                    84520        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857     1494    26800 SH       SOLE                    26800        0        0
GARMIN LTD                     ORD              G37260109     1531    27500 SH       SOLE                    27500        0        0
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     1477   368280 SH       SOLE                   368280        0        0
GOOGLE INC                     CL A             38259P508     3813     8280 SH       SOLE                     8280        0        0
IDT CORP                       CL B             448947309      526    40250 SH       SOLE                    40250        0        0
INFOSPACE INC                  COM NEW          45678T201     1846    90000 SH       SOLE                    90000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     1937    41930 SH       SOLE                    41930        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     1938   158370 SH       SOLE                   158370        0        0
ISILON SYS INC                 COM              46432L104     1158    42300 SH       SOLE                    42300        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     2200    26980 SH       SOLE                    26980        0        0
LIVE NATION INC                COM              538034109     2727   121730 SH       SOLE                   121730        0        0
NAPSTER INC                    COM              630797108      276    76110 SH       SOLE                    76110        0        0
NEWS CORP                      CL A             65248E104     2606   121330 SH       SOLE                   121330        0        0
NII HLDGS INC                  CL B NEW         62913F201     4302    66760 SH       SOLE                    66760        0        0
REGAL ENTMT GROUP              CL A             758766109     2129    99850 SH       SOLE                    99850        0        0
RESEARCH IN MOTION LTD         COM              760975102     3022    23650 SH       SOLE                    23650        0        0
RURAL CELLULAR CORP            CL A             781904107     1645   125190 SH       SOLE                   125190        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     2688    97740 SH       SOLE                    97740        0        0
SILICON IMAGE INC              COM              82705T102     1529   120170 SH       SOLE                   120170        0        0
SUN MICROSYSTEMS INC           COM              866810104     1355   250000 SH       SOLE                   250000        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     1087    31950 SH       SOLE                    31950        0        0
SYNTROLEUM CORP                COM              871630109      197    57070 SH       SOLE                    57070        0        0
TRANSOCEAN INC                 ORD              G90078109     1430    17680 SH       SOLE                    17680        0        0
ZORAN CORP                     COM              98975F101       15     1000 SH       SOLE                     1000        0        0